Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	25,000	$5,101,000

Air Freight & Logistics - 0.5%
FedEx Corp.	8,500	2,072,130

Automobile Components - 8.1%
Adient PLC (a)	665,000	8,551,900
Aptiv PLC (a)	58,900	3,504,550
BorgWarner, Inc.	127,700	3,658,605
Goodyear Tire & Rubber Co. (a)	190,100	1,756,524
Lear Corp.	44,700	3,943,434
Magna International, Inc.	274,700	9,337,053
		30,752,066

Banks - 10.3%
Citizens Financial Group, Inc.	308,800	12,651,536
Comerica, Inc.	65,200	3,850,712
First Citizens BancShares, Inc./NC - Class A	1,087	2,015,428
First Horizon Corp.	188,100	3,652,902
KeyCorp	127,800	2,043,522
Popular, Inc.	163,500	15,102,495
		39,316,595

Capital Markets - 3.1%
Northern Trust Corp.	33,000	3,255,450
State Street Corp.	96,400	8,630,692
		11,886,142

Chemicals - 3.3%
Huntsman Corp.	182,800	2,886,412
Olin Corp.	400,900	9,717,816
		12,604,228

Commercial Services & Supplies - 1.9%
Brink's Co.	82,700	7,125,432

Communications Equipment - 7.8%
F5, Inc. (a)	57,500	15,310,525
Telefonaktiebolaget LM Ericsson - ADR (b)	1,825,000	14,162,000
		29,472,525

Construction & Engineering - 2.9%
Fluor Corp. (a)	308,400	11,046,888

Consumer Finance - 2.5%
Ally Financial, Inc.	184,700	6,736,009
SLM Corp.	97,400	2,860,638
		9,596,647

Electric Utilities - 1.7%
NRG Energy, Inc.	27,100	2,586,966
PPL Corp.	110,100	3,975,711
		6,562,677

Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (a)	25,400	2,637,282
Avnet, Inc.	85,500	4,111,695
		6,748,977

Energy Equipment & Services - 3.0%
Expro Group Holdings NV (a)	115,883	1,151,877
Halliburton Co.	85,100	2,158,987
NOV, Inc.	533,400	8,118,348
		11,429,212

Entertainment - 1.7%
Warner Bros Discovery, Inc. (a)	604,600	6,487,358

Financial Services - 1.5%
Euronet Worldwide, Inc. (a)	16,100	1,720,285
Fidelity National Information Services, Inc.	51,700	3,860,956
		5,581,241

Food Products - 2.0%
Conagra Brands, Inc.	126,000	3,360,420
Kraft Heinz Co.	140,400	4,272,372
		7,632,792

Ground Transportation - 1.6%
U-Haul Holding Co.	101,000	5,977,180

Health Care Equipment & Supplies - 1.0%
Solventum Corp. (a)	51,100	3,885,644

Health Care Providers & Services - 7.5%
Centene Corp. (a)	133,500	8,104,785
CVS Health Corp.	42,100	2,852,275
Humana, Inc.	26,600	7,038,360
Labcorp Holdings, Inc.	8,200	1,908,468
Universal Health Services, Inc. - Class B	45,100	8,474,290
		28,378,178

Hotels, Restaurants & Leisure - 1.1%
Marriott Vacations Worldwide Corp.	68,000	4,368,320

Household Durables - 1.2%
Whirlpool Corp.	52,800	4,758,864

Insurance - 3.3%
American International Group, Inc.	143,400	12,467,196

Machinery - 3.8%
AGCO Corp.	22,800	2,110,596
CNH Industrial NV	519,800	6,383,144
Stanley Black & Decker, Inc.	76,800	5,904,384
		14,398,124

Media - 2.5%
Omnicom Group, Inc.	23,800	1,973,258
Paramount Global - Class B (b)	236,800	2,832,128
WPP PLC - ADR	119,700	4,543,812
		9,349,198

Multi-Utilities - 2.0%
Dominion Energy, Inc.	138,600	7,771,302

Oil, Gas & Consumable Fuels - 13.3%
APA Corp.	795,666	16,724,899
Baytex Energy Corp.	1,949,800	4,348,054
California Resources Corp.	81,500	3,583,555
Crescent Energy Co. - Class A	500,387	5,624,350
Kosmos Energy Ltd. (a)	4,795,120	10,932,874
Murphy Oil Corp.	76,900	2,183,960
Ovintiv, Inc.	167,900	7,186,120
		50,583,812

Personal Care Products - 1.0%
Herbalife Ltd. (a)	422,600	3,647,038

Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	29,600	3,674,840

Professional Services - 1.4%
ManpowerGroup, Inc.	89,700	5,191,836

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	8,500	2,107,235

Specialty Retail - 1.6%
Lithia Motors, Inc.	13,000	3,816,020
ODP Corp. (a)	145,645	2,087,093
		5,903,113

Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	98,800	1,949,324

Trading Companies & Distributors - 1.1%
WESCO International, Inc.	27,500	4,270,750
TOTAL COMMON STOCKS (Cost $376,549,167)		372,097,864

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%	Shares	Value
Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust	161,600	1,637,008
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,129,891)		1,637,008

SHORT-TERM INVESTMENTS - 4.4%		Value
Investments Purchased with Proceeds from Securities Lending - 2.8%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (c)	10,638,737	10,638,737

Time Deposits - 1.6%	Par
Citigroup, Inc., 3.68%, 04/01/2025 (d)	6,263,410	6,263,410
		6,263,410
TOTAL SHORT-TERM INVESTMENTS (Cost $16,902,147)		16,902,147

TOTAL INVESTMENTS - 102.8% (Cost $395,581,205)		390,637,019
Liabilities in Excess of Other Assets - (2.8)%		(10,640,897)
TOTAL NET ASSETS - 100.0%		$379,996,122
two		–%
Percentages are stated as a percent of net assets.		–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $10,423,975 which represented 2.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley Mid-Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$372,097,864	$–	$–	$372,097,864
Real Estate Investment Trusts - Common	1,637,008	–	–	1,637,008
Investments Purchased with Proceeds from Securities Lending	10,638,737	–	–	10,638,737
Time Deposits	–	6,263,410	–	6,263,410
Total Investments	$384,373,609	$6,263,410	$–	$390,637,019

Refer to the Schedule of Investments for further disaggregation of investment categories.